Consolidated Statements of Profit or Loss and Comprehensive Income or Loss - EUR (€) € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Profit or Loss and Comprehensive Income or Loss
Net sales		€ 2,502,695	€ 1,226,314	€ 840,852
Cost of sales, exclusive of depreciation and amortization		(1,342,312)	(638,000)	(456,320)
Gross profit		1,160,383	588,313	384,532
Shipping and payment cost		(401,315)	(177,571)	(135,547)
Marketing expenses		(238,732)	(140,140)	(96,708)
Selling, general and administrative expenses		(604,922)	(278,092)	(159,292)
Depreciation, amortization and impairment losses		(55,613)	(25,351)	(15,205)
Other income (expense), net		(15,602)	613,538	267
Operating income (loss)		(155,800)	580,697	(21,953)
Finance income		10,324	2,208	5
Finance costs		(14,519)	(7,280)	(4,777)
Finance income (costs), net		(4,195)	(5,072)	(4,772)
Income (Loss) before income taxes		(159,995)	575,625	(26,725)
Income tax (expense) benefit		2,752	(3,570)	1,814
Net income (loss) from continuing operations		(157,243)	572,054	(24,911)
Loss from discontinued operations net of tax		(10,438)	(2,095)
Net income (loss)		(167,681)	569,959	(24,911)
Foreign currency translation		9,059	(5,965)	(13)
Other comprehensive income (loss)		9,059	(5,965)	(13)
Comprehensive income (loss)		€ (158,623)	€ 563,994	€ (24,923)
Basic earnings (loss) per ordinary share continuing operations (in euro per share)		€ (1.12)	€ 5.91	€ (0.29)
Diluted earnings (loss) per ordinary share continuing operations (in euro per share)		(1.12)	5.67	(0.29)
Basic earnings (loss) per ordinary share discontinued operations (in euro per share)		(0.08)	(0.02)	0
Diluted earnings (loss) per ordinary share discontinued operations (in euro per share)		(0.08)	(0.02)	0
Basic earnings (loss) per ordinary share net income (loss) (in euro per share)		(1.2)	5.89	(0.29)
Diluted earnings (loss) per ordinary share net income (loss) (in euro per share)		€ (1.2)	€ 5.65	€ (0.29)
Weighted average ordinary shares outstanding (basic) - in millions	[1]	140.1	96.8	86.8
Weighted average ordinary shares outstanding (diluted) - in millions	[1]	140.1	100.9	86.8

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to Note 28.